UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 09/30/2009

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/22/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		37
Form 13F Information Table Value Total:		$ 43,226

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD TOTAL STK MKT         EF               922908769      370     6901 SH       SOLE                     6901
3M COMPANY                     COM              88579y101     1928    26125 SH       SOLE                    26125
ABBOTT LABORATORIES            COM              002824100     1676    33882 SH       SOLE                    33882
AIR PRODUCTS AND CHEMICAL INC. COM              009158106      948    12220 SH       SOLE                    12220
ANADARKO PETROLEUM CORP.       COM              032511107     2707    43155 SH       SOLE                    43155
ASML HOLDING NV                COM              N07059186      757    25601 SH       SOLE                    25601
BERKSHIRE HATHAWAY CL A        COM              084670108     1010       10 SH       SOLE                       10
BERKSHIRE HATHAWAY CL B        COM              084670207     2994      901 SH       SOLE                      901
CATERPILLAR INC.               COM              149123101     1604    31240 SH       SOLE                    31240
CHEVRON CORPORATION            COM              166764100      315     4478 SH       SOLE                     4478
CISCO SYSTEMS, INC.            COM              17275R102     1462    62117 SH       SOLE                    62117
CLAYMORE GLOB SOLAR ENRGY      COM              18383m621     1100   111408 SH       SOLE                   111408
EMERSON ELECTRIC CO.           COM              291011104     1235    30819 SH       SOLE                    30819
EXXON MOBIL CORP.              COM              30231G102     1925    28058 SH       SOLE                    28058
GENERAL ELECTRIC CO.           COM              369604103     2143   130510 SH       SOLE                   130510
GOOGLE INC. CL A               COM              38259P508     3060     6172 SH       SOLE                     6172
JOHNSON & JOHNSON              COM              478160104     2082    34192 SH       SOLE                    34192
MEDCO HEALTH SOLUTIONS INC.    COM              58405U102      246     4446 SH       SOLE                     4446
MEDTRONIC INC.                 COM              585055106     1574    42775 SH       SOLE                    42775
MICROSOFT CORP.                COM              594918104      363    14120 SH       SOLE                    14120
MSCI EMERGING MKTS INDEX FUND  COM              464287234     1258    32320 SH       SOLE                    32320
NESTLE SPON ADR REPSTG REG SH  COM              641069406      271     6351 SH       SOLE                     6351
NEW ENGLAND BANCSHARES INC.    COM              643863202      101    16841 SH       SOLE                    16841
PEPSICO INC.                   COM              713448108     1957    33369 SH       SOLE                    33369
PETROLEO BRAS VTG SPD ADR      COM              71654v408      651    14190 SH       SOLE                    14190
PLUM CREEK TIMBER CO. INC.     COM              729251108      821    26795 SH       SOLE                    26795
PROCTOR GAMBLE CO.             COM              742718109     2409    41594 SH       SOLE                    41594
QUALCOMM INC.                  COM              747525103      225     5000 SH       SOLE                     5000
ROCKVILLE FINANCIAL INC.       COM              774186100      107    10000 SH       SOLE                    10000
ROYAL DUTCH SHELL PLC ADR A    COM              780259206      363     6355 SH       SOLE                     6355
SCHLUMBERGER LTD ADR.          COM              806857108      379     6365 SH       SOLE                     6365
SPDR GOLD TRUST ETF            COM              78463v107      455     4600 SH       SOLE                     4600
UNITED TECHNOLOGIES CORP.      COM              913017109      362     5940 SH       SOLE                     5940
VANGUARD EMERGING MARKETS      COM              922042858      326     8450 SH       SOLE                     8450
VANGUARD EUROPEAN              COM              922042874     1482    29885 SH       SOLE                    29885
VANGUARD PACIFIC               COM              922042866     1855    35498 SH       SOLE                    35498
ZIMMER HOLDINGS, INC.          COM              98956p102      705    13194 SH       SOLE                    13194